UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6454

Fidelity Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Money Market Fund

September 30, 2018

PFR-QTLY-1118
1.807725.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 31.6%
	Principal Amount	Value
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.75% 10/5/18, VRDN (a)(b)	$800,000	$800,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.66% 10/5/18, VRDN (a)	300,000	300,000
West Jefferson Indl. Dev. Series 2008, 1.66% 10/5/18, VRDN (a)	500,000	500,000
		1,600,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.75% 10/5/18, VRDN (a)(b)	200,000	200,000
Series 2002, 1.74% 10/5/18, VRDN (a)(b)	100,000	100,000
		300,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.75% 10/5/18, VRDN (a)(b)	100,000	100,000
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.9% 10/5/18, VRDN (a)(b)	400,000	400,000
Series 2003 B, 1.75% 10/5/18, VRDN (a)(b)	200,000	200,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 10/5/18, VRDN (a)	400,000	400,000
Series I, 1.67% 10/5/18, VRDN (a)	200,000	200,000
		1,200,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.67% 10/5/18, VRDN (a)(b)	500,000	500,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.7% 10/5/18, VRDN (a)	800,000	800,000
Series 2010 B1, 1.7% 10/5/18, VRDN (a)	100,000	100,000
		900,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.75% 10/5/18, VRDN (a)(b)	400,000	400,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.74% 10/5/18, VRDN (a)(b)	100,000	100,000
Pennsylvania - 28.9%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.6% 10/5/18, LOC PNC Bank NA, VRDN (a)(b)	4,120,000	4,120,000
Chester County Health & Ed. Auth. Rev. 1.61% 10/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,235,000	3,235,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.66% 10/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,600,000	2,600,000
(Willow Valley Retirement Proj.) Series 2009 B, 1.57% 10/5/18, LOC PNC Bank NA, VRDN (a)	8,340,000	8,340,000
Lower Merion School District Series 2009 A, 1.54% 10/5/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,000,000	8,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 1.62% 10/5/18, LOC PNC Bank NA, VRDN (a)(b)	300,000	300,000
Series 2004 B, 1.64% 10/5/18, LOC PNC Bank NA, VRDN (a)	200,000	200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 1.57% 10/5/18, LOC PNC Bank NA, VRDN (a)	4,275,000	4,275,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 1.58% 10/5/18, LOC TD Banknorth, NA, VRDN (a)(b)	4,665,000	4,665,000
Series 2005 C2, 1.59% 10/5/18, LOC Royal Bank of Canada, VRDN (a)(b)	2,060,000	2,060,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 1.81% 10/5/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,125,000	1,125,000
(The Franklin Institute Proj.) Series 2006, 1.73% 10/5/18, LOC Bank of America NA, VRDN (a)	2,950,000	2,950,000
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B2, 1.55% 10/5/18, LOC TD Banknorth, NA, VRDN (a)	4,600,000	4,600,000
Series 2007 B3, 1.56% 10/5/18, LOC PNC Bank NA, VRDN (a)	2,400,000	2,400,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 1.55% 10/5/18, LOC TD Banknorth, NA, VRDN (a)	4,100,000	4,100,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 1.53% 10/5/18, LOC TD Banknorth, NA, VRDN (a)	1,815,000	1,815,000
Ridley School District Series 2009, 1.56% 10/5/18, LOC TD Banknorth, NA, VRDN (a)	1,200,000	1,200,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.61% 10/5/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,700,000	2,700,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 1.63% 10/5/18, LOC Fannie Mae, VRDN (a)	12,675,000	12,675,000
		71,360,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.72% 10/5/18, VRDN (a)(b)	600,000	600,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.69% 10/5/18, VRDN (a)(b)	800,000	800,000
		1,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $77,860,000)		77,860,000

Tender Option Bond - 53.0%
Florida - 0.1%
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.71% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	200,000	200,000
Pennsylvania - 52.9%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.66% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600,000	2,600,000
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,165,000	1,165,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500,000	3,500,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
Series Floaters XF 06 02, 1.59% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,695,000	4,695,000
Series Floaters XM 06 13, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,200,000	2,200,000
Series Putters 0047, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,605,000	4,605,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 1.6% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750,000	3,750,000
Northampton County Gen. Purp. College Rev. Participating VRDN:
Series Floaters XL 00 48, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,400,000	3,400,000
Series Floaters ZM 05 17, SIFMA Municipal Swap Index + 0.030% 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,653,500	4,653,500
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.61% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,405,000	6,405,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,770,000	2,770,000
Series Floaters XF 24 54, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200,000	5,200,000
Series Floaters ZF 06 71, 1.56% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	3,330,000	3,330,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,900,000	5,900,000
Participating VRDN:
Series Floaters XF 25 53, 1.57% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,740,000	2,740,000
Series Floaters XG 01 06, 1.57% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	4,095,000	4,095,000
Series MS 3252, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,035,000	5,035,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	2,500,000	2,500,000
Participating VRDN:
Series Floaters E 101, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,200,000	6,200,000
Series XX 10 44, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,700,000	2,700,000
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	4,625,000	4,625,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,160,000	3,160,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.59%, tender 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	19,880,000	19,880,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
		130,578,500
TOTAL TENDER OPTION BOND
(Cost $130,778,500)		130,778,500

Other Municipal Security - 3.9%
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,865,000	1,865,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.78% tender 10/17/18, CP mode	200,000	200,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.8% tender 11/8/18, CP mode	200,000	200,000
Series 2018, 1.8% tender 10/5/18, CP mode	100,000	100,000
		300,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.8% tender 10/3/18, CP mode (b)	700,000	700,000
1.8% tender 11/9/18, CP mode (b)	900,000	900,000
Series 90A, 1.85% tender 10/5/18, CP mode (b)	300,000	300,000
Series B, 1.78% tender 10/23/18, CP mode	300,000	300,000
		2,200,000
Pennsylvania - 2.1%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 1/1/19	810,000	814,381
Pennsylvania Gen. Oblig. Bonds Series 2009, 5% 4/15/19	1,690,000	1,719,443
Philadelphia Arpt. Rev. Series B2, 1.64% 11/1/18, LOC PNC Bank NA, CP (b)	2,600,000	2,600,000
		5,133,824
TOTAL OTHER MUNICIPAL SECURITY
(Cost $9,698,824)		9,698,824
	Shares	Value

Investment Company - 11.7%
Fidelity Municipal Cash Central Fund, 1.64%(g)(h)
(Cost $28,909,477)	28,907,297	28,909,477
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $247,246,801)		247,246,801
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(439,713)
NET ASSETS - 100%		$246,807,088

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,900,000 or 4.8% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,625,000 or 1.9% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 7/6/18	$3,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	8/11/16	$5,900,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$244,007
Total	$244,007

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Money Market Fund

September 30, 2018

OFS-QTLY-1118
1.807730.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.0%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.75% 10/5/18, VRDN (a)(b)	$1,260,000	$1,260,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.66% 10/5/18, VRDN (a)	400,000	400,000
		1,660,000
Arkansas - 1.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.75% 10/5/18, VRDN (a)(b)	400,000	400,000
Series 2002, 1.74% 10/5/18, VRDN (a)(b)	2,700,000	2,700,000
		3,100,000
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.9% 10/5/18, VRDN (a)(b)	500,000	500,000
Series 2003 B, 1.75% 10/5/18, VRDN (a)(b)	500,000	500,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 10/5/18, VRDN (a)	500,000	500,000
Series I, 1.67% 10/5/18, VRDN (a)	200,000	200,000
		1,700,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.67% 10/5/18, VRDN (a)(b)	700,000	700,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.7% 10/5/18, VRDN (a)	100,000	100,000
Series 2010 B1, 1.7% 10/5/18, VRDN (a)	100,000	100,000
		200,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.75% 10/5/18, VRDN (a)(b)	700,000	700,000
Nevada - 0.0%
Washoe County Gas Facilities Rev. Series 2016 C, 1.65% 10/5/18, VRDN (a)(b)	100,000	100,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.74% 10/5/18, VRDN (a)(b)	200,000	200,000
Ohio - 33.6%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.63% 10/5/18, VRDN (a)	22,800,000	22,800,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.62% 10/5/18, LOC Northern Trust Co., VRDN (a)	15,665,000	15,665,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.65% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,105,000	1,105,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 1.6% 10/5/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	13,890,000	13,890,000
Series 2016 H, 1.6% 10/5/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	18,960,000	18,960,000
Series 2016 I, 1.6% 10/5/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,450,000	3,450,000
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1.74% 10/5/18, VRDN (a)	3,300,000	3,300,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.6% 10/5/18, LOC Bank of America NA, VRDN (a)(b)	15,000,000	15,000,000
FHLMC Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Wingate at Belle Meadows Proj.) 1.65% 10/5/18, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,435,000	8,435,000
FNMA Franklin County Multi-family Rev. Series 2002, 1.65% 10/5/18, LOC Fannie Mae, VRDN (a)(b)	5,050,000	5,050,000
		107,655,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. Series A, 1.69% 10/5/18, VRDN (a)(b)	100,000	100,000
Texas - 0.1%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.65% 10/5/18 (Total SA Guaranteed), VRDN (a)(b)	200,000	200,000
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.72% 10/5/18, VRDN (a)(b)	1,000,000	1,000,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.69% 10/5/18, VRDN (a)(b)	1,200,000	1,200,000
		2,200,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 B, 1.64% 10/5/18, VRDN (a)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $118,615,000)		118,615,000

Tender Option Bond - 30.7%
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	100,000	100,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.71% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	200,000	200,000
		300,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	600,000	600,000
Ohio - 30.4%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 1.66% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,340,000	4,340,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,750,000	3,750,000
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,600,000	3,600,000
Forest Hills Local School District Participating VRDN Series Floaters G30, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,300,000	2,300,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 1.6% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
Series 16 XL0004, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,480,000	4,480,000
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,200,000	3,200,000
Lakewood City School District Bonds Series Solar 0067, 1.71%, tender 11/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,195,000	4,195,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	6,420,000	6,420,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters ZF 05 85, 1.59% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,170,000	3,170,000
Series Floaters ZF 06 70, 1.59% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	3,500,000	3,500,000
Series XG 00 69, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,000,000	3,000,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 16 ZF0354, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
Series 2015 XF0105, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,535,000	14,535,000
Series 2016 ZF0355, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,605,000	4,605,000
Series XL 00 31, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,930,000	3,930,000
Series XM 05 20, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,750,000	6,750,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	3,500,000	3,500,000
the Cleveland Clinic Foundation Participating VRDN Series Floaters XF 05 73, 1.59% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,990,000	3,990,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Series Floaters ZM 06 46, 1.59% 10/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,600,000	3,600,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.64% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,500,000	3,500,000
		97,365,000
Texas - 0.0%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.79% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(e)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $98,365,000)		98,365,000

Other Municipal Security - 25.4%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.78% tender 10/17/18, CP mode	200,000	200,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.8% tender 11/8/18, CP mode	300,000	300,000
Series 2018, 1.8% tender 10/5/18, CP mode	100,000	100,000
		400,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.8% tender 10/3/18, CP mode (b)	900,000	900,000
1.8% tender 11/9/18, CP mode (b)	1,200,000	1,200,000
Series 90A, 1.85% tender 10/5/18, CP mode (b)	400,000	400,000
Series B, 1.78% tender 10/23/18, CP mode	400,000	400,000
		2,900,000
Ohio - 24.3%
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2018, 3% 6/27/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,008,063
Series 2018, 3% 8/15/19 (Ohio Gen. Oblig. Guaranteed)	1,400,000	1,412,121
Avon Gen. Oblig. BAN Series 2018:
2.375% 1/23/19	2,400,000	2,404,970
3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	1,750,000	1,767,537
Canal Fulton BAN Series 2018, 2.5% 11/1/18 (Ohio Gen. Oblig. Guaranteed)	1,730,000	1,731,338
Elyria Gen. Oblig. BAN Series 2017, 3% 12/12/18 (Ohio Gen. Oblig. Guaranteed)	3,000,000	3,008,621
Euclid Gen. Oblig. BAN Series 2018, 2.75% 5/2/19 (Ohio Gen. Oblig. Guaranteed)	1,001,000	1,005,293
Forest Park Gen. Oblig. BAN Series 2018 B, 3% 5/29/19 (Ohio Gen. Oblig. Guaranteed)	1,095,000	1,102,828
Franklin County Gen. Oblig. BAN Series 2017, 2.125% 11/20/18	3,300,000	3,303,681
Hudson City Gen. Oblig. BAN Series 2017 2, 3% 12/28/18	4,300,000	4,314,587
Independence Gen. Oblig. BAN Series 2017, 2% 12/5/18	4,300,000	4,304,526
Kent Various Purp. Bond BAN Series 2018, 2.875% 8/21/19	1,000,000	1,008,486
Lake County Gen. Oblig. BAN Series 2017, 2% 10/18/18	2,252,000	2,252,912
Licking County BAN Series 2018, 3% 5/9/19	2,100,000	2,112,404
Logan County Gen. Oblig. BAN:
Series 2017, 2% 12/19/18	200,000	200,104
Series 2018 A, 3% 12/19/18	3,500,000	3,508,950
Mason Gen. Oblig. BAN Series 2018, 3% 5/16/19	2,000,000	2,012,186
Mayfield Heights Gen. Oblig. BAN Series 2018, 2.5% 4/4/19 (Ohio Gen. Oblig. Guaranteed)	3,300,000	3,311,491
Miamisburg Gen. Oblig. BAN Series 2017, 3% 6/25/19 (Ohio Gen. Oblig. Guaranteed)	1,850,000	1,862,642
North Ridgeville Gen. Oblig. BAN Series 2018, 3% 6/13/19	1,100,000	1,108,215
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5, 1.72% tender 12/4/18, CP mode	3,300,000	3,300,000
Series B6:
1.71% tender 11/15/18, CP mode	3,300,000	3,300,000
1.72% tender 12/4/18, CP mode	3,300,000	3,300,000
Ohio Hosp. Facilities Rev. Bonds:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,910,000	1,927,389
Series 2009 B:
4.75% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,007,302
5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	500,000	504,604
Oxford Gen. Oblig. BAN Series 2018, 3% 6/11/19 (Ohio Gen. Oblig. Guaranteed)	1,600,000	1,612,522
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,000,000	1,006,603
Pickerington Gen. Oblig. BAN Series 2018, 2.375% 2/7/19	2,000,000	2,004,686
Sandusky Gen. Oblig. BAN Series 2019, 3% 10/3/19 (f)	3,200,000	3,229,152
Southwest Local School District:
BAN Series 2017, 2.5% 11/14/18	4,500,000	4,504,692
Bonds Series 2018 B, 3% 1/15/19	1,000,000	1,003,417
Springfield Gen. Oblig. BAN Series 2018, 2.5% 3/28/19 (Ohio Gen. Oblig. Guaranteed)	3,800,000	3,814,940
Uhrichsville Recreational Facilities BAN Series 2018, 3% 6/26/19 (Ohio Gen. Oblig. Guaranteed)	1,750,000	1,764,508
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,010,021
Walton Hills BD Anticipation BAN Series 2017, 2% 11/28/18 (Ohio Gen. Oblig. Guaranteed)	860,000	861,011
Worthington Ohio BAN Series 2019, 3% 9/26/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,010,149
		77,901,951
TOTAL OTHER MUNICIPAL SECURITY
(Cost $81,401,951)		81,401,951
	Shares	Value

Investment Company - 7.5%
Fidelity Municipal Cash Central Fund, 1.64% (g)(h)
(Cost $23,991,825)	23,990,487	23,991,825
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $322,373,776)		322,373,776
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,017,011)
NET ASSETS - 100%		$320,356,765

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,520,000 or 4.2% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.79% 11/9/18 (Liquidity Facility Barclays Bank PLC)	8/15/18	$100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 1/3/18	$6,420,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	1/11/18 - 3/2/18	$3,500,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	7/12/18	$3,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$266,451
Total	$266,451

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Money Market Fund

September 30, 2018

MIS-QTLY-1118
1.807721.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.2%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.75% 10/5/18, VRDN (a)(b)	$1,100,000	$1,100,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.74% 10/5/18, VRDN (a)(b)	300,000	300,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.7% 10/5/18, VRDN (a)	200,000	200,000
Michigan - 43.0%
Central Michigan Univ. Rev. Series 2008 A, 1.57% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	1,975,000	1,975,000
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.58% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	16,625,000	16,625,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.56% 10/5/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,740,000	15,740,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 1.7% 10/5/18, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,500,000	1,500,000
(Hosp. Proj.) Series 2016 E2, 1.54% 10/5/18, VRDN (a)	11,600,000	11,600,000
Michigan State Univ. Revs. Series 2000 A, 1.55% 10/5/18 (Liquidity Facility Northern Trust Co.), VRDN (a)	11,795,000	11,795,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.65% 10/1/18, VRDN (a)	12,055,000	12,055,000
(Consumers Energy Co. Proj.) 1.6% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	16,500,000	16,500,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.72% 10/1/18, LOC Comerica Bank, VRDN (a)	14,350,000	14,350,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.6% 10/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	16,300,000	16,300,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 1.64% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,300,000	1,300,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 1.57% 10/5/18, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	20,375,000	20,374,999
		140,114,999
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.75% 10/5/18, VRDN (a)(b)	600,000	600,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.74% 10/5/18, VRDN (a)(b)	200,000	200,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.72% 10/5/18, VRDN (a)(b)	800,000	800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.69% 10/5/18, VRDN (a)(b)	600,000	600,000
		1,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $143,914,999)		143,914,999

Tender Option Bond - 32.2%
California - 0.7%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,200,000	2,200,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	900,000	900,000
Florida - 0.6%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,595,000	1,595,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	100,000	100,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.71% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	200,000	200,000
		1,895,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	600,000	600,000
Michigan - 29.5%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,000,000	10,000,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,000,000	4,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.6% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	800,000	800,000
Series Floaters XM 03 92, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,200,000	5,200,000
Series Floaters XM 04 65, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,800,000	5,800,000
Series Floaters ZF 26 40, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,600,000	3,600,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.61% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series 16 ZM0166, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,500,000	8,500,000
Series RBC 2016 XM0132, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,165,000	13,165,000
Series RBC 2016 ZM0131, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000,000	1,000,000
Series XM 04 72, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,750,000	1,750,000
Series XX 1043, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600,000	1,600,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN:
Series Floaters XM 04 08, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,475,000	4,475,000
Series ROC II R 11676, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,300,000	3,300,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series ZF 06 55, 1.59% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	3,800,000	3,800,000
Michigan St Hsg. Dev. Auth. Singl Participating VRDN Series Floaters 017, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,400,000	4,400,000
RIB Floater Trust Various States Participating VRDN Series Floaters 008, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,900,000	3,900,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,977,000	5,977,000
Series 15 XF2205, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	5,300,000	5,300,000
Series Floaters ZF 05 90, 1.59% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,300,000	4,300,000
		95,867,000
Montana - 0.4%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,370,000	1,370,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	295,000	295,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	300,000	300,000
		595,000
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	500,000	500,000
Texas - 0.2%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Series Floaters 014, 1.79% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	300,000	300,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
		800,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.76%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $104,827,000)		104,827,000

Other Municipal Security - 19.2%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.78% tender 10/17/18, CP mode	200,000	200,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.8% tender 11/8/18, CP mode	300,000	300,000
Series 2018, 1.8% tender 10/5/18, CP mode	190,000	190,000
		490,000
Michigan - 18.1%
Grand Rapids San. Swr. Sys. Rev. Bonds Series 2018, 5% 1/1/19	1,125,000	1,134,295
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.81%, tender 4/26/19 (a)(e)	15,915,000	15,915,000
Michigan Bldg. Auth. Rev.:
Bonds:
Series 2008:
6.25% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	3,300,000	3,305,570
6.25% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	3,300,000	3,305,679
Series 2013 A, 5% 4/15/19	1,250,000	1,271,384
Series 2016, 6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	3,800,000	3,806,465
6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	5,855,000	5,864,844
Series 7, 1.85% 1/17/19, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	3,300,000	3,300,000
Michigan Fin. Auth. Rev. Bonds:
(Unemployment Comp Oblg Asmt Proj.) Series 2012 A, 5% 7/1/19	300,000	307,400
Series 2015 A, 5% 5/15/19	1,000,000	1,018,796
Michigan State Univ. Revs. Bonds:
Series 2010 C, 5% 8/15/19	3,300,000	3,386,551
Series 2015 A, 4% 8/15/19	1,000,000	1,017,451
Michigan Trunk Line Fund Rev. Bonds Series 2014, 5% 11/15/18	1,750,000	1,757,279
Univ. of Michigan Rev.:
Series 2018:
1.73% 12/4/18, CP	3,300,000	3,300,000
1.77% 6/24/19, CP	3,000,000	3,000,000
Series K1, 1.53% 10/11/18, CP	3,500,000	3,500,000
Series K2, 1.32% 4/8/19, CP	3,600,000	3,600,000
		58,790,714
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.8% tender 10/3/18, CP mode (b)	900,000	900,000
1.8% tender 11/9/18, CP mode (b)	1,300,000	1,300,000
Series 90A, 1.85% tender 10/5/18, CP mode (b)	400,000	400,000
Series B, 1.78% tender 10/23/18, CP mode	400,000	400,000
		3,000,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $62,480,714)		62,480,714
	Shares	Value

Investment Company - 2.4%
Fidelity Municipal Cash Central Fund, 1.64% (f)(g)
(Cost $7,564,802)	7,564,802	7,564,802
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $318,787,515)		318,787,515
NET OTHER ASSETS (LIABILITIES) - 2.0%		6,656,338
NET ASSETS - 100%		$325,443,853

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,860,000 or 1.8% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$500,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$1,595,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$900,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	6/7/18	$100,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.79% 11/9/18 (Liquidity Facility Barclays Bank PLC)	8/8/18 - 8/15/18	$300,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$400,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$295,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 11/3/17	$1,370,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$300,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.76%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$397,520
Total	$397,520

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018